The Tocqueville Alexis Trust
                      c/o Tocqueville Asset Management L.P.
                                  1675 Broadway
                               New York, NY 10019


March 7, 2002


VIA EDGAR
---------

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

                          THE TOCQUEVILLE ALEXIS TRUST
                         FILING PURSUANT TO RULE 497(J)
                    (REGISTRATION NOS. 33-76670 AND 811-8428)

Ladies and Gentlemen:

      Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, The Tocqueville Alexis Trust (the "Trust") hereby certifies the form of prospectus and Statement of Additional Information that would have been filed on behalf of the Trust pursuant to Rule 497(c) after the effective date of Post-Effective Amendment No. 14 to the Trust's Registration Statement on Form N-1A (the "Amendment") would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement and which was filed electronically on March 6, 2002.

      Please telephone the undersigned at (212) 698-0773 with any questions about this certificate.

                                 THE TOCQUEVILLE ALEXIS TRUST




                                 By:   /s/  Colin C. Ferenbach
                                       ------------------------
                                            Colin C. Ferenbach
                                            President